Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

Property, plant and equipment

Philips Group

Property, plant and equipment

in millions of EUR

2018

	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2018
Cost	1,111	1,708	1,449	140	4,408
Accumulated depreciation	(527)	(1,217)	(1,074)		(2,818)
Book value	584	491	376	140	1,591
Change in book value:
Capital expenditures	20	126	64	337	546
Assets available for use	68	99	108	(275)	-
Acquisitions	-	(5)	7	-	2
Depreciation	(56)	(191)	(162)		(409)
Impairments	(5)	(13)	(12)	-	(30)
Translations differences and other	11	(2)	4	-	13
Total changes	37	13	7	63	121
Balance as of December 31, 2018
Cost	1,193	1,669	1,523	203	4,588
Accumulated depreciation	(572)	(1,164)	(1,140)		(2,876)
Book value	621	504	383	203	1,712

Philips Group

Property, plant and equipment

in millions of EUR

2017

	land and buildings	machinery and installations	other equipment	prepayments and construction in progress	total
Balance as of January 1, 2017
Cost	1,766	3,222	1,897	179	7,064
Accumulated depreciation	(912)	(2,546)	(1,451)		(4,909)
Book value	854	676	446	179	2,155
Change in book value:
Capital expenditures	17	128	86	320	551
Assets available for use	63	117	129	(309)	-
Disposals and sales	-	71	3		74
Depreciation	(60)	(205)	(169)		(434)
Impairments	(1)	(32)	(11)	-	(44)
Reclassifications	39	(47)	9	3	4
Transfer (to) from assets classified as held for sale	(284)	(186)	(82)	(44)	(596)
Translations differences and other	(44)	(32)	(35)	(9)	(120)
Total changes	(270)	(185)	(70)	(39)	(564)
Balance as of December 31, 2017
Cost	1,111	1,708	1,449	140	4,408
Accumulated depreciation	(527)	(1,217)	(1,074)		(2,818)
Book value	584	491	376	140	1,591

Land with a book value of EUR 56 million at December 31, 2018 (2017: EUR 50 million) is not depreciated. Property, plant and equipment includes financial lease assets with a book value of EUR 334 million at December 31, 2018 (2017: EUR 281 million).

The expected useful lives of property, plant and equipment are as follows:

Philips Group

Useful lives of property, plant and equipment

in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years